SIGNIFICANT COMMITMENTS AND AGREEMENTS - Schedule of service concession arrangement (Details)	Sep. 26, 2016
SIGNIFICANT COMMITMENTS AND AGREEMENTS
Percentage of gross revenue to be contributed for united service organization development	1.25%